SEGMENT INFORMATION - Revenue and Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue and Long-lived Assets by Geography
Revenue:	$ 2,705,801	$ 2,533,048	$ 1,952,607
Long-lived assets (excluding goodwill and intangible assets)	305,414	260,448
United States
Revenue and Long-lived Assets by Geography
Revenue:	2,097,743	1,951,957	1,569,275
Long-lived assets (excluding goodwill and intangible assets)	297,433	254,751
All other countries
Revenue and Long-lived Assets by Geography
Revenue:	608,058	581,091	$ 383,332
Long-lived assets (excluding goodwill and intangible assets)	$ 7,981	$ 5,697